Taxes - Schedule of Components of the Income Tax Provision (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Current tax provision
Current tax provision	$ 36,837	$ 285,302
Deferred tax (benefit) provision
Deferred tax provision (benefit)	(17,271)	23,711
Income tax provision	19,566	309,013
BVI [Member]
Current tax provision
Current tax provision
Deferred tax (benefit) provision
Deferred tax provision (benefit)
Hong Kong [Member]
Current tax provision
Current tax provision
Deferred tax (benefit) provision
Deferred tax provision (benefit)
PRC [Member]
Current tax provision
Current tax provision	36,837	285,302
Deferred tax (benefit) provision
Deferred tax provision (benefit)	$ (17,271)	$ 23,711